INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 287,017	$ 342,860
Offsetting presentation	(279,380)	(336,819)
Net Effect	7,637	6,041	$ 6,067
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,730	5,042
Accrued Liabilities [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,257	8,107
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	19,738	22,026
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	32,480	24,397
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,564	14,193
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	108,910	79,765
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	24,972	126,405
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	18,793	7,964
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	19,323	7,905
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	4,625	2,427
Intangible revaluation difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,301	3,713
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,996	20,898
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 24,328	$ 20,018